Equipment, Net 10-Q	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Equipment, Net	Equipment, Net
Equipment consists of the following:

	March 31, 2026	December 31, 2025
Computer equipment	$48,045	$48,045
Fitness equipment	292,976	198,468
Construction in process	231,386	196,667
Total equipment	572,407	443,180
Less: Accumulated depreciation and amortization	(26,037)	(9,376)
Total equipment, net	$546,370	$433,804
Depreciation and amortization expense was $16,661 and $198 for the three months ended March 31, 2026 and 2025, respectively. Construction in process primarily consists of design services pertaining to the Company’s planned 50 meter portable pool in anticipation of the Enhanced Games.
Property and Equipment, Net
Property and equipment consist of the following:

	December 31, 2025	December 31, 2024
Computer equipment	$48,045	$3,957
Fitness equipment	198,468	—
Construction in process	196,667	—
Total property and equipment	443,180	3,957
Less: Accumulated depreciation and amortization	(9,376)	(823)
Total property and equipment, net	$433,804	$3,134
Depreciation and amortization expense was $8,553 and $759 for the years ended December 31, 2025 and 2024, respectively. Construction in process primarily consists of design services pertaining to the Company’s planned 50 meter portable pool in anticipation of the Enhanced Games.